Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future minimum lease commitments under office and facilities non-cancellable operating lease

As of December 31, 2017, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements, were as follows:

Office and facilities
RMB
2018	32,367
2019	21,200
2020	15,165
2021	10,614
2022	1,651

Total	80,997